UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2004 (Unaudited)

	Shares or
	Face Amount		Market Value
		COMMON STOCKS - 9.82%
		Consumer Discretionary - 0.00%
		Auto Components - 0.00%
	758	Exide Technologies (a)	$10,445
		Total Consumer Discretionary	10,445

		Consumer Staples - 1.73%
		Beverages - 0.76%
	61,000	The Coca-Cola Co.	2,539,430

		Food Products - 0.97%
	110,360	ConAgra Foods, Inc.	3,250,102
		Total Consumer Staples	5,789,532

		Energy - 0.06%
		Oil & Gas - 0.06%
	17,025	Eagle Geophysical, Inc. (a)	203,874
		Total Energy	203,874

		Financials - 2.98%
		Capital Markets - 0.57%
	80,815	WP Stewart & Co. Ltd.	1,912,083

		Commercial Banks - 1.38%
	60,400	Bank of America Corp.	2,838,196
	52,400	KeyCorp	1,776,360
			4,614,556
		Diversified Financial Services - 0.51%
	35,000	Citigroup Inc.	1,686,300

		Thrifts & Mortgage Finance - 0.52%
	41,300	Washington Mutual, Inc.	1,746,164
		Total Financials	9,959,103

		Health Care - 0.50%
		Health Care Equipment & Supplies - 0.50%
	49,460	Mentor Corp.	1,668,780
		Total Health Care	1,668,780

		Industrials - 0.51%
		Commercial Services & Supplies - 0.51%
	122,450	The ServiceMaster Co.	1,688,586
		Total Industrials	1,688,586

		Information Technology - 1.25%
		Communications Equipment - 0.74%
	157,000	Nokia OYJ ADR	2,460,190

		Electronic Equipment & Instruments - 0.51%
	120,000	AU Optronics Corp. ADR	1,718,400
		Total Information Technology	4,178,590

		Materials - 0.51%
		Chemicals - 0.51%
	49,625	Bayer AG ADR	1,686,258
		Total Materials	1,686,258

		Telecommunication Services - 2.28%
		Diversified Telecommunication Services - 2.28%
	101,210	SBC Communications Inc.	2,608,182
	102,750	Sprint Corp.	2,553,337
	60,200	Verizon Communications Inc.	2,438,702
		Total Telecommunication Services	7,600,221

		TOTAL COMMON STOCKS (Cost $29,778,517)	32,785,389

		CONVERTIBLE PREFERRED STOCKS - 2.73%
		Financials - 1.69%
		Trusts, Except Educational, Religious, And Charitable - 1.69%
	101,200	Boston Private Capital Trust I (a)(b) (Acquired 10/6/04; Cost $5,060,000)	5,654,550
		Total Financials	5,654,550

		Materials - 1.04%
		Chemicals - 0.53%
	76,200	ICO, Inc. (a)	1,752,600

		Trusts, Except Educational, Religious, And Charitable - 0.51%
	33,500	TXI Capital Trust I	1,696,775
		Total Materials	3,449,375

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,466,202)	9,103,925

		PREFERRED STOCKS - 0.00%
		Consumer Discretionary - 0.00%
		Media - 0.00%
	7,250	Adelphia Communications Corp. (a)	9,062
		Total Consumer Discretionary	9,062

		TOTAL PREFERRED STOCKS (Cost $719,125)	9,062

		WARRANTS - 0.00%
		Consumer Discretionary - 0.00%
		Auto Components - 0.00%
	1,895	Exide Technologies (a)	3,885
		Total Consumer Discretionary	3,885

		TOTAL WARRANTS (Cost $8,433)	3,885

		CORPORATE BONDS - 38.48%
		Consumer Discretionary - 17.57%
		Automobiles - 2.47%
		Ford Motor Co.
	$3,880,000	7.45% due 07/16/2031	3,913,543
		General Motors Acceptance Corp.
	4,195,000	8.00% due 11/01/2031	4,324,046
			8,237,589
		Diversified Telecommunication Services - 0.64%
		Charter Communications Holdings Capital Corp.
	1,185,000	8.625% due 04/01/2009	1,033,912
	255,000	11.125% due 01/15/2011	232,050
	845,000	8.00% due 04/30/2012 (b) (Acquired 4/20/04; Cost $845,000)	883,025
			2,148,987
		Hotels Restaurants & Leisure - 8.82%
		Ameristar Casinos, Inc.
	1,780,000	10.75% due 02/15/2009	1,993,600
		Argosy Gaming Co.
	100,000	9.00% due 09/01/2011	112,000
	875,000	7.00% due 01/15/2014	971,250
		Aztar Corp.
	1,700,000	7.875% due 06/15/2014	1,882,750
		Circus Circus
	3,100,000	7.625% due 07/15/2013	3,410,000
		Host Marriott LP
	2,185,000	9.25% due 10/01/2007	2,447,200
		Isle of Capri Casinos
	4,025,000	7.00% due 03/01/2014	4,125,625
		John Q Hamons Hotels
	395,000	8.875% due 05/15/2012	448,325
		Mandalay Resort Group
	460,000	10.25% due 08/01/2007	522,100
		MGM Mirage
	180,000	8.375% due 02/01/2011	203,850
		Mikohn Gaming Corp.
	4,587,000	11.875% due 08/15/2008	4,931,025
		Park Place Entertainment Corp.
	300,000	8.875% due 09/15/2008	340,500
	595,000	8.125% due 05/15/2011	690,200
		Penn National Gaming, Inc.
	2,785,000	8.875% due 03/15/2010	3,053,056
		Royal Caribbean Cruises Ltd.
	3,930,000	7.50% due 10/15/2027	4,308,263
			29,439,744
		Household Durables - 3.01%
		Interface, Inc.
	2,250,000	10.375% due 02/01/2010	2,598,750
	3,570,000	9.50% due 02/01/2014	3,909,150
		WCI Communities, Inc.
	3,160,000	10.625% due 02/15/2011	3,523,400
			10,031,300
		Media - 0.06%
		Fisher Communications, Inc.
	175,000	8.625% due 09/15/2014 (b) (Acquired 9/15/04; Cost $175,000)	189,875

		Specialty Retail - 1.05%
		Central Garden and Pet Co.
	2,250,000	9.125% due 02/01/2013	2,497,500
		Rent-Way, Inc.
	850,000	11.875% due 06/15/2010	961,563
		Wal-Mart Stores
	48,000	8.75% due 12/29/2006	48,367
			3,507,430
		Textiles, Apparel & Luxury Goods - 0.99%
		Phillips Van-Heusen
	3,120,000	7.75% due 11/15/2023	3,322,800

		Wireless Telecommunication Services - 0.53%
		Rogers Wireless Inc.
	1,665,000	7.50% due 03/15/2015 (b) (Acquired 11/19/04; Cost $1,665,000)	1,764,900
		Total Consumer Discretionary	58,642,625

		Consumer Staples - 1.85%
		Food Products - 1.08%
		Pilgrim's Pride Corp.
	2,085,000	9.625% due 09/15/2011	2,356,050
	1,110,000	9.25% due 11/15/2013	1,248,750
			3,604,800
		Household Products - 0.13%
		Hines Nurseries, Inc.
	215,000	10.25% due 10/01/2011	235,963
		Rayovac Corp.
	185,000	8.50% due 10/01/2013	206,275
			442,238
		Personal Products - 0.64%
		Elizabeth Arden, Inc.
	2,000,000	7.75% due 01/15/2014	2,130,000
		Total Consumer Staples	6,177,038

		Energy - 5.97%
		Oil & Gas - 5.97%
		Giant Industries, Inc.
	4,615,000	8.00% due 05/15/2014	4,845,750
		Swift Energy Co.
	300,000	9.375% due 05/01/2012	337,500
		Tesoro Petroleum Corp.
	3,900,000	9.625% due 04/01/2012	4,504,500
		The Premcor Refining Group Inc.
	2,200,000	9.25% due 02/01/2010	2,497,000
	450,000	9.50% due 02/01/2013	524,250
	2,530,000	7.50% due 06/15/2015	2,751,375
		United Refining Co.
	4,200,000	10.50% due 08/15/2012 (b) (Acquired 8/3/04; Cost $4,145,696)	4,462,500
		Total Energy	19,922,875

		Financials - 0.69%
		Diversified Financial Services - 0.69%
		Elan Financial Corp.
	2,150,000	7.75% due 11/15/2011 (b) (Acquired 11/10/04; Cost $2,150,000)	2,300,500
		Total Financials	2,300,500

		Health Care - 5.75%
		Health Care Equipment & Supplies - 1.40%
		Bausch & Lomb, Inc.
	3,265,000	7.125% due 08/01/2028	3,495,176
		Fisher Scientific International Inc.
	430,000	8.00% due 09/01/2013	490,200
		Inverness Medical Innovations, Inc.
	665,000	8.75% due 02/15/2012 (b) (Acquired 2/5/04; Cost $665,000)	698,250
			4,683,626
		Health Care Providers & Services - 1.64%
		Athena Neuro Financial LLC
	4,785,000	7.25% due 02/21/2008	5,024,250
		Stewart Enterprises
	400,000	10.75% due 07/01/2008	435,000
			5,459,250
		Pharmaceuticals - 2.71%
		Aaipharma, Inc.
	6,370,000	11.00% due 04/01/2010	4,793,425
		Alpharma, Inc.
	4,040,000	8.625% due 05/01/2011 (b) (Acquired Multiple Dates; Cost $4,080,485)	4,242,000
			9,035,425
		Total Health Care	19,178,301

		Industrials - 4.98%
		Aerospace & Defense - 1.02%
		Titan Corp.
	3,185,000	8.00% due 05/15/2011	3,407,950

		Commercial Services & Supplies - 3.96%
		Allied Waste North America
	1,300,000	9.25% due 09/01/2012	1,413,750
	3,600,000	7.875% due 04/15/2013	3,708,000
		Cenveo Inc.
	2,065,000	9.625% due 03/15/2012	2,276,662
		Iron Mountain, Inc.
	4,255,000	7.75% due 01/15/2015	4,340,100
		Mobile Mini, Inc.
	1,265,000	9.50% due 07/01/2013	1,480,050
		Philip Services, Inc.
	25,106	6.00% due 04/15/2010 (a)(c)(d)(e)	2
			13,218,564
		Total Industrials	16,626,514

		Materials - 1.67%
		Construction Materials - 1.67%
		Texas Industries, Inc.
	2,330,000	10.25% due 06/15/2011	2,737,750
		U.S. Concrete, Inc.
	2,615,000	8.375% due 04/01/2014	2,830,738
		Total Materials	5,568,488

		TOTAL CORPORATE BONDS (Cost $118,568,195)	128,416,341

		CONVERTIBLE BONDS - 20.04%
		Consumer Discretionary - 5.36%
		Hotels Restaurants & Leisure - 1.72%
		WMS Industries, Inc.
	3,140,000	2.75% due 07/15/2010 (b) (Acquired Multiple Dates; Cost $3,204,803)	5,726,575

		Media - 2.93%
		Lions Gate Entertainment Corp.
	1,000,000	4.875% due 12/15/2010 (b) (Acquired 11/28/03; Cost $1,000,000)	2,051,250
	6,500,000	2.9375% due 10/15/2024 (b) (Acquired 9/29/04; Cost $6,467,750)	7,735,000
			9,786,250
		Specialty Retail - 0.71%
		Best Buy
	2,175,000	2.25% due 01/15/2022	2,368,031
		Total Consumer Discretionary	17,880,856

		Energy - 0.61%
		Oil & Gas - 0.61%
		Kerr-McGee Corp.
	1,770,000	5.25% due 02/15/2010	1,882,838
		Moran Energy, Inc.
	161,000	8.75% due 01/15/2008	160,195
		Total Energy	2,043,033

		Health Care - 6.89%
		Biotechnology - 1.05%
		Cell Therapeutic
	3,415,000	5.75% due 06/15/2008	3,483,300

		Health Care Providers & Services - 1.34%
		Charles River Laboratories International, Inc.
	2,570,000	3.50% due 02/01/2022	3,135,400
		Community Health Systems Inc.
	1,290,000	4.25% due 10/15/2008	1,346,437
			4,481,837
		Pharmaceuticals - 4.50%
		Amylin Pharmaceuticals, Inc.
	5,040,000	2.50% due 04/15/2011	5,216,400
		Axcan Pharma, Inc.
	1,745,000	4.25% due 04/15/2008 (b) (Acquired Multiple Dates; Cost $1,778,836)	2,658,944
		First Horizon Pharmaceutical Corp.
	4,760,000	1.75% due 03/08/2024 (b) (Acquired Multiple Dates; Cost $4,718,906)	5,759,600
		Medicis Pharmaceutical Corp.
	1,273,000	1.50% due 06/04/2033	1,382,796
			15,017,740
		Total Health Care	22,982,877

		Industrials - 2.90%
		Airlines - 1.67%
		JetBlue Airways Corp.
	5,850,000	3.50% due 07/15/2033	5,586,750

		Commercial Services & Supplies - 1.23%
		NCO Group, Inc.
	3,985,000	4.75% due 04/15/2006	4,089,606
		Philip Services, Inc.
	759,568	3.00% due 04/15/2020 (a)(c)(d)	76
			4,089,682
		Total Industrials	9,676,432

		Information Technology - 4.28%
		Computers & Peripherals - 0.27%
		Adaptec, Inc.
	445,000	3.00% due 03/05/2007 (b) (Acquired 10/16/02; Cost $365,570)	447,225
		Komag, Inc.
	460,000	2.00% due 02/01/2024	467,475
			914,700
		IT Services - 1.19%
		The BISYS Group Inc.
	3,985,000	4.00% due 03/15/2006	3,980,019

		Semiconductor & Semiconductor Equipment - 1.47%
		Fairchild Semiconductor International
	4,830,000	5.00% due 11/01/2008	4,896,412

		Semiconductor Equipment & Products - 0.30%
		Conexant Systems, Inc.
	1,100,000	4.00% due 02/01/2007	1,001,000

		Software - 1.05%
		Wind River Systems, Inc.
	1,780,000	3.75% due 12/15/2006	1,784,450
	1,725,000	3.75% due 12/15/2006 (b) (Acquired Multiple Dates; Cost $1,660,164)	1,729,313
			3,513,763
		Total Information Technology	14,305,894

		TOTAL CONVERTIBLE BONDS (Cost $58,250,171)	66,889,092

		SHORT TERM INVESTMENTS - 27.89%
		Investment Companies - 0.34%
	1,126,414	SEI Daily Income Trust Treasury II Fund - Class B	1,126,414
		Total Investment Companies	1,126,414

		U.S. Treasury Obligations - 27.55%
		Public Finance, Taxation, And Monetary Policy - 27.55%
	$13,824,000	1.62% due 01/06/2005	13,820,644
	78,200,000	1.80% due 01/27/2005	78,116,862
		Total U.S. Treasury Obligations	91,937,506

		TOTAL SHORT TERM INVESTMENTS (Cost $93,063,920)	93,063,920

		Total Investments (Cost $307,854,563) - 98.96%	330,271,614

		Other Assets in Excess of Liabilities - 1.04%	3,456,902

		TOTAL NET ASSETS - 100.00%	$333,728,516

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $46,303,507 (13.87% of net assets) at December 31, 2004.
(c)	Security is in default at December 31, 2004.
(d)	Fair valued security. The total value of these securities amounted to $78 (0.00% of net assets) at
	December 31, 2004.
(e)	Payment-in-kind security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo High Yield Fund, Inc.

By (Signature and Title)  /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

* Print the name and title of each signing officer under his or her signature.